Supplemental Cash Flow Information Related to Leases (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 6,443	$ 4,931	$ 3,550
Operating cash flows from finance leases	2,547	1,372	734
Financing cash flows from finance leases	3,101	2,283	1,286
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	4,555	7,826	6,703
Finance leases	$ 24,608	$ 20,511	$ 11,633